Balance Sheet Details (Schedule Of Inventory) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2014
Balance Sheet Details [Abstract]
Raw materials	$ 70,000	$ 476,000	$ 68,000
Finished goods	295,000	178,000	319,000
Inventories, net	365,000	654,000	387,000
Inventory reserve	347,000	0
Sale of silver held in inventory	58,000
Book value of silver sold	40,000
Gain on sale of silver	$ 18,000